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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                                NUMBER OF
                                                                                  SHARES                       VALUE
-------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 54.9%
-------------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary - 8.7%
Bed Bath & Beyond, Inc.                                                         48,445                       $ 1,607 (a,h)
Carnival Corp.                                                                  59,729                         2,493 (h)
CBS Corp.                                                                       36,813                           996
Comcast Corp. (Class A)                                                        126,095                         4,133 (a)
Liberty Global, Inc. (Series C)                                                 68,286                         1,405 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                 22,273                         1,866 (a)
Liberty Media Holding Corp - Interactive (Series A)                            111,365                         1,922 (a)
Omnicom Group, Inc.                                                             19,593                         1,746
Staples, Inc.                                                                   25,880                           629
Target Corp.                                                                    22,564                         1,103
The Home Depot, Inc.                                                           111,825                         4,002
Viacom Inc. (Class B)                                                           26,546                           951 (a)
                                                                                                              22,853

CONSUMER STAPLES - 5.3%
Clorox Co.                                                                      19,909                         1,214
Colgate-Palmolive Co.                                                           67,480                         4,042
PepsiCo, Inc.                                                                   68,686                         4,124
Sara Lee Corp.                                                                  33,129                           531
The Coca-Cola Co.                                                               93,906                         4,040
                                                                                                              13,951

ENERGY - 5.4%
EOG Resources, Inc.                                                             28,535                         1,979
Exxon Mobil Corp.                                                              105,188                         6,453
Halliburton Co.                                                                 26,506                         1,967
Schlumberger Ltd.                                                               58,069                         3,781
                                                                                                              14,180

FINANCIALS - 9.5%
AFLAC Incorporated                                                              38,823                         1,799 (h)
Alleghany Corp.                                                                    951                           263 (a)
American International Group, Inc.                                              80,966                         4,781
Bank of America Corp.                                                           89,509                         4,305
Berkshire Hathaway, Inc. (Class B)                                                 419                         1,275 (a)
Citigroup, Inc.                                                                 26,546                         1,281
Everest Re Group, Ltd.                                                           9,290                           804
Federal National Mortgage Assoc.                                                53,424                         2,570
HCC Insurance Holdings, Inc.                                                    25,882                           762 (j)
Mellon Financial Corp.                                                          38,159                         1,314
Metlife, Inc.                                                                   25,880                         1,325
State Street Corp.                                                              47,784                         2,776 (e)
SunTrust Banks, Inc.                                                            22,564                         1,721
                                                                                                              24,976

HEALTHCARE - 8.5%
Abbott Laboratories                                                             89,592                         3,907
Advanced Medical Optics, Inc.                                                   10,422                           528 (a,j)
Aetna, Inc.                                                                     36,831                         1,471
Amgen, Inc.                                                                     53,090                         3,463 (a)
Johnson & Johnson                                                               37,167                         2,227
LIncare Holdings Inc.                                                           50,436                         1,908 (a,j)
Pfizer Inc.                                                                    184,889                         4,339
Wyeth                                                                          102,865                         4,568
                                                                                                              22,411

INDUSTRIALS - 3.7%
Corinthian Colleges, Inc.                                                       30,710                           441 (a,j)
Dover Corp.                                                                     78,311                         3,871
Southwest Airlines Co.                                                         106,184                         1,738
Tyco International Ltd.                                                         72,889                         2,004
United Technologies Corp.                                                       21,156                         1,342
Waste Management, Inc.                                                          12,610                           452
                                                                                                               9,848

INFORMATION TECHNOLOGY - 12.7%
Activision, Inc.                                                                39,818                           453 (a)
Analog Devices, Inc.                                                            32,187                         1,034
Automatic Data Processing, Inc.                                                 45,646                         2,070
Checkfree Corp.                                                                  9,955                           493 (a)
Cisco Systems, Inc.                                                            168,774                         3,296 (a)
Dell, Inc.                                                                      46,455                         1,134 (a)
eBay, Inc.                                                                      16,299                           477 (a)
EMC Corporation                                                                101,240                         1,111 (a)
Fidelity National Information Services, Inc.                                    18,582                           658
First Data Corp.                                                               132,730                         5,978 (h)
Intel Corp.                                                                     66,365                         1,258
Intuit Inc.                                                                     36,502                         2,204 (a)
Microsoft Corp.                                                                222,108                         5,175
Molex, Inc. (Class A)                                                          104,857                         3,013 (j)
Oracle Corp.                                                                   225,641                         3,270 (a)
Yahoo! Inc.                                                                     53,193                         1,755 (a)
                                                                                                              33,379

MATERIALS - 1.1%
Monsanto Co.                                                                    34,509                         2,905

TOTAL COMMON STOCK                                                                                           144,503
(COST $131,938)

-------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.7%
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 18.5%

CONSUMER DISCRETIONARY - 1.1%
Accor S.A.                                                                         790                            48 (j)
Koninklijke Philips Electronics N.V.                                            26,804                           837
Lagardere S.C.A. (Regd.)                                                         1,197                            88 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                            4,384                           435 (j)
Reed Elsevier PLC                                                               29,453                           297
Renault S.A.                                                                       858                            92 (j)
Sekisui Chemical Company Ltd.                                                   33,183                           287 (j)
Toyota Motor Corp.                                                              15,898                           833
                                                                                                               2,917

CONSUMER STAPLES - 1.1%
Carrefour S.A.                                                                   2,603                           153 (j)
Diageo PLC                                                                      40,219                           677
Nestle S.A. (Regd.)                                                              3,038                           952
Seven & I Holdings Co. Ltd.                                                     10,900                           359
Shiseido Company Ltd.                                                           17,517                           344 (j)
Tesco PLC                                                                       78,539                           485
                                                                                                               2,970

ENERGY - 2.0%
BG Group PLC                                                                    31,185                           417
China Petroleum & Chemical Corp.                                               570,000                           327
EnCana Corp.                                                                     3,202                           169
Ente Nazionale Idrocarburi S.p.A.                                               12,535                           369 (j)
LUKOIL ADR                                                                       3,996                           334 (b)
Petroleo Brasileiro S.A. ADR                                                     8,224                           657
Reliance Energy Ventures Ltd.                                                   24,420                            18 (a)
Reliance Natural Resources Ltd.                                                 24,420                            11 (a)
Saipem S.p.A.                                                                   42,091                           957 (j)
Stolt Offshore S.A.                                                             46,638                           710 (a)
Tenaris S.A. ADR                                                                 8,775                           355
Total S.A.                                                                      12,736                           838 (j)
                                                                                                               5,162

FINANCIALS - 5.3%
Akbank TAS                                                                      31,111                           149
Allianz AG (Regd.)                                                               2,588                           409 (a)
AXA S.A.                                                                        13,655                           448 (j)
Banca Intesa S.p.A.                                                             69,248                           406 (j)
Banco Santander Central Hispano S.A. (Regd.)                                    45,936                           671
Bank of Yokohama Ltd.                                                           39,605                           307 (j)
BNP Paribas                                                                     11,825                         1,132 (j)
CapitaLand Ltd.                                                                163,000                           464
Credit Agricole S.A.                                                            13,126                           499 (j)
Credit Suisse Group (Regd.)                                                     13,115                           732
Hongkong Land Holdings Ltd.                                                     56,999                           209
ICICI Bank Ltd. ADR                                                              8,509                           201
ING Groep N.V.                                                                  13,693                           538
Jardine Matheson Holdings Ltd.                                                  11,307                           199
Kookmin Bank                                                                     7,587                           624
Lloyds TSB Group PLC                                                            46,125                           453
Mitsubishi Estate Company Ltd. (REIT)                                           37,982                           807
Mitsubishi UFJ Financial Group, Inc.                                                75                         1,050
Mitsui Sumitomo Insurance Co. Ltd.                                              47,000                           591
Nomura Holdings, Inc.                                                           60,099                         1,128 (j)
Prudential PLC                                                                  45,353                           513
Reliance Capital Ventures Ltd.                                                  24,420                            13
Royal Bank of Scotland Group PLC                                                23,541                           774
Sun Hung Kai Properties Ltd. (REIT)                                             33,177                           338 (j)
Swiss Reinsurance                                                                5,016                           350
UniCredito Italiano S.p.A.                                                     133,036                         1,041
                                                                                                              14,046

HEALTHCARE - 1.2%
GlaxoSmithKline PLC                                                             37,798                         1,056
Novartis AG (Regd.)                                                             15,193                           821
Roche Holding AG                                                                 6,738                         1,112
Sanofi-Aventis                                                                   2,915                           284 (j)
                                                                                                               3,273

INDUSTRIALS - 2.6%
ABB Ltd. (Regd.)                                                                52,512                           682
Adecco S.A. (Regd.)                                                              4,398                           260
Asahi Glass Company Ltd.                                                        36,003                           457 (j)
Brambles Industries PLC                                                         18,891                           150
Canadian National Railway Co.                                                   11,124                           488
Chiyoda Corp.                                                                   26,369                           540 (j)
East Japan Railway Co.                                                              65                           483
Group 4 Securicor PLC                                                           72,123                           224
Group 4 Securicor PLC                                                           74,080                           234
Komatsu Ltd.                                                                    23,358                           465
Kubota Corp.                                                                    27,000                           256
Malaysia International Shipping Corp. BHD                                       74,926                           157
Mitsubishi Heavy Industries Ltd.                                                20,000                            86
Orascom Construction Industries                                                  6,430                           196 (a)
Orkla ASA                                                                        1,866                            87
Sandvik AB                                                                      59,305                           690
Siemens AG (Regd.)                                                               7,620                           663
SMC Corp.                                                                        1,697                           240
Smiths Group PLC                                                                21,520                           355
                                                                                                               6,713

INFORMATION TECHNOLOGY - 1.3%
Hoya Corp.                                                                      13,200                           470 (j)
Nidec Corp.                                                                      7,058                           506 (j)
Nokia OYJ                                                                       45,657                           932 (a)
Nortel Networks Corp.                                                           27,309                            61 (a,j)
Samsung Electronics Company Ltd.                                                   800                           508
Taiwan Semiconductor Manufacturing Company Ltd.                                284,558                           513
Telefonaktiebolaget LM Ericsson                                                107,284                           354
                                                                                                               3,344

MATERIALS - 1.8%
BASF AG                                                                          3,761                           302
BHP Billiton PLC                                                                70,539                         1,369
Cia Vale do Rio Doce ADR                                                        20,784                           500 (j)
Holcim Ltd. (Regd.)                                                              4,467                           342
Linde AG                                                                         4,323                           333
Potash Corp of Saskatchewan                                                      6,820                           586
Rio Tinto PLC (Regd.)                                                           12,048                           637
Toray Industries Inc.                                                           80,999                           704
                                                                                                               4,773

TELECOMMUNICATION SERVICES - 1.5%
America Movil S.A. de C.V. ADR (Series L)                                       14,826                           493
France Telecom S.A.                                                              4,278                            92 (j)
Reliance Communication Ventures Ltd.                                            24,420                           132 (a)
Singapore Telecommunications Ltd.                                              425,672                           684
Telefonica S.A.                                                                  8,895                           148
Telefonica S.A. ADR                                                                 93                             5
Telenor ASA                                                                     46,735                           565
Vodafone Group PLC                                                             182,719                           389
Vodafone Group PLC ADR                                                          68,027                         1,449
                                                                                                               3,957

UTILITIES - 0.6%
E.ON AG                                                                          7,142                           822
National Grid PLC                                                                3,237                            35
Veolia Environnement                                                            11,949                           617 (j)
                                                                                                               1,474

TOTAL COMMON STOCK                                                                                            48,629
(COST $36,468)

PREFERRED STOCK - 0.2%
Cia Vale do Rio Doce ADR                                                        21,079                           434
(COST $265)

RIGHTS - 0.0%*
Linde AG                                                                         4,323                            17 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                          49,080
(COST $36,733)

                                                                                PRINCIPAL
                                                                                  AMOUNT                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 8.5%
U.S. Treasury Bonds
4.50%                                            02/15/36                        $ 615                         $ 552 (h)
5.38%                                            02/15/31                           90                            92
7.13%                                            02/15/23                          935                         1,119
8.13%                                            08/15/19 - 08/15/21               740                           949 (h)
U.S. Treasury Notes
4.88%                                            04/30/08 - 05/31/11            13,000                        12,896
5.13%                                            05/15/16                        6,850                         6,843
                                                                                                              22,451

FEDERAL AGENCIES - 0.3%
Federal Farm Credit Bank
3.75%                                            01/15/09                          315                           303 (h)
Federal Home Loan Mortgage Corp.
4.75%                                            12/08/10                          515                           500 (h)
                                                                                                                 803

AGENCY MORTGAGE BACKED - 4.9%
Federal Home Loan Mortgage Corp.
4.50%                                            06/01/33 - 02/01/35               153                           138 (h)
5.00%                                            07/01/35 - 10/01/35               953                           891 (h)
5.50%                                            05/01/20                           21                            20 (h)
6.00%                                            04/01/17 - 05/01/35               487                           481 (h)
6.50%                                            01/01/27 - 12/01/34               250                           254 (h)
7.00%                                            10/01/16 - 02/01/35               101                           104 (h)
7.50%                                            11/01/09 - 09/01/33                64                            66 (h)
8.00%                                            07/01/26 - 11/01/30                12                            13 (h)
8.50%                                            04/01/30 - 05/01/30                38                            40 (h)
4.50%                                            TBA                                32                            29 (c)
Federal National Mortgage Assoc.
4.00%                                            05/01/19 - 06/01/19               138                           127 (h)
4.50%                                            05/01/18 - 02/01/35             1,023                           958 (h)
5.00%                                            06/01/20 - 08/01/35               844                           795 (h)
5.50%                                            04/01/14 - 08/01/35               696                           682 (h)
6.00%                                            02/01/14 - 08/01/35               880                           866 (h)
6.50%                                            12/01/14 - 02/01/35             1,319                         1,332 (h)
7.00%                                            01/01/16 - 05/01/35               304                           315 (h)
7.50%                                            12/01/09 - 03/01/34               133                           137 (h)
8.00%                                            12/01/11 - 11/01/33               121                           126 (h)
8.50%                                            05/01/30 - 05/01/31                 7                             8
9.00%                                            06/01/09 - 12/01/22                81                            85 (h)
5.00%                                            TBA                               149                           143 (c)
5.50%                                            TBA                               921                           884 (c)
6.00%                                            TBA                             1,411                         1,406 (c)
6.50%                                            TBA                             1,609                         1,617 (c)
Government National Mortgage Assoc.
4.50%                                            08/15/33 - 09/15/34               249                           230
5.00%                                            08/15/33                           66                            62
6.00%                                            04/15/30 - 06/15/35                86                            85
6.50%                                            06/15/24 - 08/15/34               127                           128
7.00%                                            03/15/12 - 06/15/34                64                            65
7.50%                                            07/15/23 - 04/15/28                43                            45
8.00%                                            05/15/30                            2                             2
8.50%                                            10/15/17                           57                            61
9.00%                                            11/15/16 - 12/15/21                50                            55
5.50%                                            TBA                               655                           635 (c)
                                                                                                              12,885

Agency Collateralized Mortgage Obligations - 1.3%
Collateralized Mortgage Obligation Trust (Class B)
5.16%                                            11/01/18                            4                             4 (d,f,h)
Federal Home Loan Mortgage Corp.
1.45%                                            10/15/18                          208                             8 (g,h,i)
1.95%                                            12/15/30                          450                            20 (g,h,i)
3.33%                                            10/15/33                           80                            56 (h,i)
4.11%                                            12/15/33                           50                            37 (h,i)
4.50%                                            04/15/13 - 03/15/19               430                            45 (g,h)
4.50%                                            05/15/17 - 11/15/19               175                           162 (h)
5.00%                                            12/15/13 - 08/01/35             2,720                           550 (g,h)
5.00%                                            05/15/20 - 02/15/35             1,013                           906 (h)
5.32%                                            06/15/33                          302                           272 (h,i)
5.50%                                            04/15/17 - 06/15/33               296                            51 (g,h)
5.50%                                            10/15/34                           70                            69 (h)
7.50%                                            01/15/16                           23                            24 (h)
7.50%                                            07/15/27                           52                            11 (g,h)
8.00%                                            04/15/20                            2                             2 (h)
8.00%                                            02/01/23 - 07/01/24                10                             2 (g,h)
10.44%                                           09/25/43                          678                             9 (d,g,i)
Federal Home Loan Mortgage STRIPS
5.30%                                            08/01/27                            2                             2 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                            12/25/42                          192                             4 (g,i)
2.18%                                            05/25/18                        1,024                            56 (g,h,i)
2.28%                                            09/25/42                          523                            34 (g,i)
2.33%                                            04/25/17 - 10/25/17               232                            12 (g,i)
2.38%                                            08/25/16                           52                             2 (g,i)
2.78%                                            06/25/42                          124                             6 (g,i)
3.56%                                            09/25/31                          101                            86 (h,i)
4.00%                                            02/25/28                           12                            12
4.50%                                            05/25/18                           72                             7 (g,h)
4.50%                                            12/25/19                           50                            44
4.75%                                            11/25/14                           51                             4 (g,h)
5.00%                                            02/25/11 - 02/25/32                52                             4 (g)
5.00%                                            03/25/35                           75                            66 (h)
5.50%                                            07/25/34 - 02/25/35               231                           229 (h)
5.75%                                            02/25/35                          125                           124 (h)
6.00%                                            12/25/34                          100                            98
6.50%                                            12/25/34                           53                            54 (h)
8.00%                                            07/25/14                           28                            28
Federal National Mortgage Assoc. (Class 1)
5.27%                                            11/01/34                           87                            60 (d,f,h)
Federal National Mortgage Assoc. (Class S)
1.78%                                            02/25/31                          142                             5 (g,h,i)
Federal National Mortgage Assoc. REMIC
4.50%                                            11/25/13                          160                             7 (g,h)
4.90%                                            03/25/31                          138                           128 (h,i)
5.00%                                            10/25/22                           71                            12 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
5.39%                                            12/25/22                            4                             3 (d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                            11/01/23                          102                            27 (g,h)
8.00%                                            08/01/23 - 07/01/24                22                             5 (g,h)
8.50%                                            03/01/17 - 07/25/22                10                             2 (g,h)
9.00%                                            05/25/22                            4                             1 (g,h)
Government National Mortgage Assoc.
5.00%                                            02/16/34                           38                            34 (h)
Vendee Mortgage Trust
16.44%                                           05/15/33                          470                            15 (d,g,h,i)
                                                                                                               3,399

ASSET BACKED - 0.5%
Bank One Issuance Trust
3.59%                                            05/17/10                           25                            24 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                            01/25/34                           21                            21 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                            03/25/09                           47                            47 (h)
Capital One Auto Finance Trust
5.31%                                            01/15/08                           33                            33 (i)
Capital One Master Trust (Class C)
6.70%                                            06/15/11                          100                           102 (b,h)
Carmax Auto Owner Trust
4.35%                                            03/15/10                           64                            63
Chase Credit Card Master Trust (Class A)
5.31%                                            07/15/10                          120                           120 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.57%                                            03/25/32                           47                            47 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                            04/07/10                           59                            58
Countrywide Asset-Backed Certificates
5.75%                                            05/25/33                           11                            11 (h,i)
Countrywide Asset-Backed Certificates (Class A)
5.98%                                            04/25/32                           35                            35 (h,i)
Fleet Credit Card Master Trust II (Class A)
5.34%                                            04/15/10                          180                           180 (i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                            01/20/33                           30                            30 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                            10/15/10                           69                            67
Household Automotive Trust (Class A)
5.55%                                            07/17/09                          218                           218 (i)
Mid-State Trust
7.54%                                            07/01/35                           15                            15 (h)
Peco Energy Transition Trust
6.52%                                            12/31/10                           45                            46 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                            03/25/34                           23                            23 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
5.60%                                            06/25/32                           41                            41 (h,i)
Residential Asset Securities Corp.
5.57%                                            07/25/32                           20                            20 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                            07/25/30                           56                            55 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                            10/20/10                           43                            42
Wells Fargo Home Equity Trust
3.97%                                            09/25/24                           35                            35 (h,i)
                                                                                                               1,333

CORPORATE NOTES - 5.8%
Abbey National PLC
7.95%                                            10/26/29                           80                            95 (h)
Abbott Laboratories
5.88%                                            05/15/16                          125                           124
AIG SunAmerica Global Financing VII
5.85%                                            08/01/08                          100                           100 (b,h)
Air Jamaica Ltd.
9.38%                                            07/08/15                           75                            76 (b,h)
Allegiance Corp.
7.00%                                            10/15/26                           35                            36 (h)
Allied Waste North America
7.25%                                            03/15/15                          180                           172 (h)
Allstate Life Global Funding Trusts
3.85%                                            01/25/08                           90                            88 (h)
Altria Group, Inc.
7.20%                                            02/01/07                           50                            50 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                            06/01/15                           35                            33 (h)
American General Corp.
7.50%                                            08/11/10                           80                            85 (h)
Appalachian Power Co. (Series G)
3.60%                                            05/15/08                           30                            29 (h)
Appalachian Power Co. (Series K)
5.00%                                            06/01/17                           55                            49 (h)
Archer-Daniels-Midland Co.
7.00%                                            02/01/31                           55                            60 (h)
Assurant, Inc.
6.75%                                            02/15/34                           75                            74 (h)
AT&T, Inc.
4.13%                                            09/15/09                          110                           105 (h)
5.63%                                            06/15/16                          125                           119 (h)
5.88%                                            08/15/12                           55                            55 (h)
BAC CAP TRUST V
5.63%                                            03/08/35                           80                            70 (h)
Banco BMG S.A.
9.15%                                            01/15/16                          100                            98 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                            02/17/14                           95                            94 (b,h,i)
Banco Santander Chile
5.38%                                            12/09/14                           90                            86 (b,h)
BellSouth Corp.
6.55%                                            06/15/34                           75                            71 (h)
BJ Services Co.
5.75%                                            06/01/11                           80                            79
BNP US Funding LLC (Series A)
7.74%                                            12/31/49                           45                            46 (b,h,i)
Boyd Gaming Corp.
7.13%                                            02/01/16                           85                            82 (h)
British Aerospace Finance, Inc.
7.50%                                            07/01/27                           50                            54 (b,h)
British Telecommunications PLC
8.38%                                            12/15/10                           30                            33
Burlington Northern Santa Fe Corp.
8.13%                                            04/15/20                          135                           159 (h)
Campbell Soup Co.
5.50%                                            03/15/07                           85                            85 (h)
Capital One Bank
6.50%                                            06/13/13                           40                            41 (h)
Capital One Financial Corp.
8.75%                                            02/01/07                           80                            81 (h)
Carolina Power & Light Co.
5.15%                                            04/01/15                           40                            38 (h)
5.70%                                            04/01/35                           20                            18 (h)
6.13%                                            09/15/33                           70                            67 (h)
Clear Channel Communications, Inc.
4.63%                                            01/15/08                           75                            73 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                            11/15/22                           70                            86 (h)
Commonwealth Bank of Australia
6.02%                                            03/29/49                           80                            76 (b)
Consolidated Natural Gas Co.
5.38%                                            11/01/06                          145                           145 (h)
Consumers Energy Co.
5.15%                                            02/15/17                           50                            45 (h)
5.80%                                            09/15/35                           55                            49 (h)
Corp Interamericana de Entretenimiento S.A.
8.88%                                            06/14/15                           70                            67 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                            02/28/49                          100                            90 (b,h)
Cosipa Commercial Ltd.
8.25%                                            06/14/16                          100                           101 (b)
Countrywide Home Loans, Inc.
5.63%                                            05/15/07                           75                            75 (h)
COX Communications, Inc.
5.45%                                            12/15/14                           80                            74 (h)
Crown Americas LLC and Crown Americas Capital Corp.
7.75%                                            11/15/15                          215                           212 (b,h)
CSX Transportation, Inc.
9.75%                                            06/15/20                            8                            10 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                            06/04/08                           50                            48 (h)
4.75%                                            01/15/08                           50                            49 (h)
DBS Bank Ltd.
5.00%                                            11/15/19                           90                            82 (b,h,i)
Detroit Edison Co. (Series B)
5.45%                                            02/15/35                           85                            73 (h)
Deutsche Telekom International Finance BV
3.88%                                            07/22/08                          225                           217 (h)
Dominion Resources, Inc.
5.69%                                            05/15/08                           80                            80 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                            02/15/08                          145                           142 (h)
Dominion Resources, Inc. (Series G)
3.66%                                            11/15/06                           25                            25 (h,k)
Duke Capital LLC
4.33%                                            11/16/06                           65                            65 (h)
5.67%                                            08/15/14                           45                            43 (h)
8.00%                                            10/01/19                           60                            68 (h)
Echostar DBS Corp.
5.75%                                            10/01/08                           80                            78 (h)
7.13%                                            02/01/16                          150                           144 (b,h)
El Paso Electric Co.
6.00%                                            05/15/35                           85                            77 (h)
Enterprise Products Operating LP
4.00%                                            10/15/07                          100                            97 (h)
EOP Operating LP
7.00%                                            07/15/11                          105                           109 (h)
EOP Operating LP (REIT)
7.75%                                            11/15/07                          130                           133 (h)
FirstEnergy Corp. (Series B)
6.45%                                            11/15/11                           15                            15 (h)
Forest Oil Corp.
8.00%                                            06/15/08                          145                           148
FPL Group Capital, Inc. (Series B)
5.55%                                            02/16/08                          110                           110 (h)
Freescale Semiconductor Inc.
7.13%                                            07/15/14                          220                           222
General Mills, Inc.
3.88%                                            11/30/07                           75                            73 (h)
Georgia Power Co.
4.88%                                            07/15/07                          105                           104 (h)
Goodrich Corp.
7.10%                                            11/15/27                           55                            58 (h)
Greater Bay Bancorp
5.25%                                            03/31/08                          135                           133 (h)
Grupo Televisa S.A.
6.63%                                            03/18/25                          100                            93
GS Caltex Corp.
5.50%                                            10/15/15                           80                            75 (b,h)
GTE Corp.
6.94%                                            04/15/28                          100                            99 (h)
7.51%                                            04/01/09                           55                            57 (h)
Halliburton Co.
8.75%                                            02/15/21                           40                            49 (h)
HJ Heinz Finance Co.
6.75%                                            03/15/32                           55                            54
Hopson Development Holdings Ltd.
8.13%                                            11/09/12                          100                           100 (b,h)
HSBC Bank USA NA
3.88%                                            09/15/09                          155                           147 (h)
HSBC Capital Funding LP
4.61%                                            12/29/49                          100                            90 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                            12/31/49                           85                            95 (b,h,i)
HSBC Finance Corp.
6.50%                                            11/15/08                          120                           122 (h)
IBM Canada Credit Services Co.
3.75%                                            11/30/07                           45                            44 (b,h)
ING Capital Funding TR III
8.44%                                            12/29/49                           70                            76 (h,i)
ING Groep N.V.
5.78%                                            12/29/49                          135                           126 (h,i)
International Business Machines Corp.
3.80%                                            02/01/08                           55                            54 (h)
iStar Financial, Inc.
4.88%                                            01/15/09                           30                            29 (h)
7.00%                                            03/15/08                           50                            51 (h)
Kansas Gas & Electric
5.65%                                            03/29/21                           45                            42 (h)
Kimco Realty Corp. (REIT)
4.82%                                            06/01/14                           55                            50 (h)
Kinder Morgan Energy Partners LP
5.13%                                            11/15/14                           65                            59 (h)
L-3 Communications Corp.
6.38%                                            10/15/15                           85                            81 (h)
Laboratory Corp of America Holdings
5.63%                                            12/15/15                           55                            53 (h)
Lyondell Chemical Co. (Series A)
9.63%                                            05/01/07                          140                           142 (h)
MacDermid, Inc.
9.13%                                            07/15/11                          215                           225 (h)
Marsh & McLennan Companies, Inc.
5.15%                                            09/15/10                           70                            68 (h)
Meritage Homes Corp.
6.25%                                            03/15/15                          245                           206 (h)
Merrill Lynch & Company, Inc.
6.05%                                            05/16/16                          100                            99
MGM Mirage
5.88%                                            02/27/14                          250                           224 (h)
Midamerican Energy Holdings Co.
3.50%                                            05/15/08                           60                            58 (h)
6.13%                                            04/01/36                           55                            52 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                            04/01/12                          140                           142 (h)
Motorola, Inc.
4.61%                                            11/16/07                           20                            20 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                            07/25/49                          100                            96 (h,i)
National Power Corp.
9.44%                                            08/23/11                           55                            60 (b,h,i)
NB Capital Trust IV
8.25%                                            04/15/27                          140                           147 (h)
Nelnet, Inc.
5.13%                                            06/01/10                           65                            62 (h)
New Cingular Wireless Services Inc.
8.75%                                            03/01/31                           90                           110 (h)
News America, Inc.
7.25%                                            05/18/18                           50                            53 (h)
Nextel Communications, Inc. (Series E)
6.88%                                            10/31/13                          140                           142 (h)
Norfolk Southern Corp.
6.00%                                            04/30/08                           50                            50 (h)
Norfolk Southern Railway Co.
9.75%                                            06/15/20                           22                            29 (h)
Northeast Utilities (Series B)
3.30%                                            06/01/08                           35                            33 (h)
Northern States Power Co.
6.25%                                            06/01/36                           30                            30
Northrop Grumman Corp.
4.08%                                            11/16/06                          140                           139 (h)
NorthWestern Corp.
5.88%                                            11/01/14                          100                            98 (h)
Ocean Energy, Inc.
4.38%                                            10/01/07                           50                            49 (h)
Ohio Power Co. (Series E)
6.60%                                            02/15/33                           35                            35 (h)
Owens Brockway Glass Container Inc.
6.75%                                            12/01/14                           50                            46 (h)
Pacific Bell
7.13%                                            03/15/26                           35                            36
Pacific Gas & Electric Co.
6.05%                                            03/01/34                           40                            38 (h)
PanAmSat Corp.
9.00%                                            08/15/14                          160                           162 (h)
Pemex Finance Ltd.
9.03%                                            02/15/11                           48                            51 (h)
9.69%                                            08/15/09                          120                           127 (h)
Pemex Project Funding Master Trust
6.13%                                            08/15/08                          160                           160 (h)
7.38%                                            12/15/14                           15                            16 (h)
Pepco Holdings, Inc.
5.50%                                            08/15/07                           80                            80 (h)
5.86%                                            06/01/10                           60                            60 (h,i)
Pioneer Natural Resources Co.
6.88%                                            05/01/18                          145                           140
Plains All American Pipeline LP
6.70%                                            05/15/36                           55                            54 (b)
Potomac Edison Co.
5.35%                                            11/15/14                           40                            38 (h)
Procter & Gamble - Esop (Series A)
9.36%                                            01/01/21                          125                           152 (h)
Prudential Financial, Inc.
5.90%                                            03/17/36                           55                            50 (h)
Puget Energy, Inc.
3.36%                                            06/01/08                           35                            33 (h)
5.48%                                            06/01/35                           55                            48 (h)
Quest Diagnostics Inc.
6.75%                                            07/12/06                           65                            65 (h)
Qwest Corp.
7.63%                                            06/15/15                          200                           198 (h)
Rabobank Capital Funding II
5.26%                                            12/31/49                          115                           108 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                            12/29/49                           50                            46 (b,i)
Reader's Digest Assoc, Inc.
6.50%                                            03/01/11                          220                           212
Residential Capital Corp.
6.13%                                            11/21/08                          210                           207 (h)
6.90%                                            04/17/09                           80                            80 (b,i)
Resona Bank Ltd.
5.85%                                            09/29/49                          200                           186 (b)
Rogers Cable Inc.
5.50%                                            03/15/14                          125                           111 (h)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                            05/01/13                           80                            78 (b)
RSHB Capital S.A.
7.18%                                            05/16/13                          100                            99 (b)
Safeco Capital Trust I (Series B)
8.07%                                            07/15/37                           65                            69
Simon Property Group LP (REIT)
4.60%                                            06/15/10                           55                            53 (h)
4.88%                                            08/15/10                           80                            77 (h)
Smith International, Inc.
6.00%                                            06/15/16                           55                            55
Southern Copper Corp.
7.50%                                            07/27/35                          100                            95
Sprint Capital Corp.
6.00%                                            01/15/07                          130                           130 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                            12/03/14                           50                            48 (i)
Stewart Enterprises, Inc.
6.25%                                            02/15/13                          175                           159
Tampa Electric Co.
6.55%                                            05/15/36                           25                            25
Telefonos de Mexico S.A. de C.V.
4.50%                                            11/19/08                          325                           313 (h)
8.75%                                            01/31/16                        1,000                            82
TELUS Corp.
7.50%                                            06/01/07                          100                           102 (h)
Tesoro Corp.
6.25%                                            11/01/12                           40                            38 (b,h)
The Kroger Co.
6.80%                                            12/15/18                           55                            55 (h)
Thomson Corp.
5.50%                                            08/15/35                           55                            48 (h)
Time Warner Entertainment Co.
8.38%                                            03/15/23 - 07/15/33               130                           146 (h)
TXU Electric Delivery Co.
5.00%                                            09/01/07                           55                            54 (h)
6.38%                                            05/01/12                           45                            45 (h)
Tyson Foods, Inc.
7.25%                                            10/01/06                            2                             2 (h)
8.25%                                            10/01/11                          110                           117
United Overseas Bank Ltd.
4.50%                                            07/02/13                          110                            99 (b,h)
United Utilities PLC
6.45%                                            04/01/08                           55                            56 (h)
Valero Energy Corp.
3.50%                                            04/01/09                           30                            28 (h)
Verizon Pennsylvania Inc.
8.75%                                            08/15/31                           55                            62 (h)
Viacom, Inc.
5.63%                                            05/01/07                           15                            15 (h)
VTB Capital S.A.
6.17%                                            09/21/07                          110                           110 (b,h,i)
Wells Fargo & Co.
5.25%                                            12/01/07                           65                            65 (h)
Westar Energy, Inc.
5.15%                                            01/01/17                           35                            32 (h)
7.13%                                            08/01/09                           30                            31 (h)
Westfield Capital Corporation Limited
4.38%                                            11/15/10                           80                            76 (b,h)
Weyerhaeuser Co.
6.13%                                            03/15/07                           24                            24 (h)
Williams Partners LP
7.50%                                            06/15/11                          120                           120 (b)
Wisconsin Electric Power
3.50%                                            12/01/07                           65                            63 (h)
                                                                                                              15,238

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Banc of America Funding Corp.
5.75%                                            03/20/36                           50                            49 (h,i)
5.88%                                            02/20/36                          100                            98 (h,i)
Banc of America Mortgage Securities (Class B)
5.39%                                            01/25/36                           50                            48 (h,i)
Bank of America Alternative Loan Trust
6.50%                                            07/25/35                           89                            88 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                            03/11/39                           39                            39 (h,i)
6.02%                                            02/14/31                          100                           101 (h)
CalSTRS Trust
4.13%                                            11/20/12                          149                           146 (b,h)
Countrywide Alternative Loan Trust
6.00%                                            03/25/36                           40                            34
Countrywide Alternative Loan Trust (Class B)
6.00%                                            05/25/36                           20                            17
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                            12/25/35                           45                            42 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                            02/25/36                           25                            23 (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                            10/25/35                           45                            41 (h,i)
5.63%                                            07/15/37                        1,254                            36 (b,d,h,i)
DLJ Commercial Mortgage Corp.
6.24%                                            11/12/31                          350                           353 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                            05/15/35                          326                           329 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.60%                                            12/10/41                        2,028                            49 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                            04/10/37                           90                            88 (h)
Impac CMB Trust (Class A)
6.08%                                            12/25/33                          123                           123 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                            01/25/36                          100                            95 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                            01/25/36                          100                            97 (h,i)
Indymac Index Mortgage Loan Trust
1.29%                                            01/12/39                        1,087                            42 (b,h,i)
5.41%                                            06/25/35                           74                            72 (h,i)
6.47%                                            11/15/35                           64                            66 (h)
JPMorgan Mortgage Trust
5.41%                                            11/25/35                          149                           145 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                            09/15/27                          144                           138 (h,i)
4.51%                                            12/15/29                           74                            70 (h)
4.53%                                            01/15/36                          509                            34 (b,d,h)
5.36%                                            03/15/34                          374                             6 (b,d,h,i)
5.58%                                            01/18/12                        1,588                            47 (d,h,i)
6.23%                                            03/15/26                           87                            88 (h)
6.65%                                            10/15/35                          569                            24 (b,d,h,i)
7.61%                                            02/15/40                        1,262                            27 (b,d,h,i)
8.21%                                            03/15/36                        1,295                            36 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                            11/15/27                          116                           120 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                            07/14/16                           26                            27 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.88%                                            12/15/39                        1,106                            19 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                            08/25/18                           65                            10 (g,h)
6.50%                                            08/25/34 - 05/25/35               275                           275 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                            01/25/35                           73                            73 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                            05/12/39                          300                           299
MLCC Mortgage Investors, Inc.
5.40%                                            02/25/36                           50                            49 (h,i)
Morgan Stanley Capital I
6.53%                                            03/15/31                          220                           223 (h)
Morgan Stanley Dean Witter Capital I
5.03%                                            04/15/34                          334                             7 (b,d,h,i)
5.20%                                            10/15/35                          511                            10 (b,d,h,i)
7.20%                                            10/15/33                          209                           218 (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.45%                                            02/01/31                          196                             8 (b,h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                            03/15/30                          221                           224 (h)
Opteum Mortgage Acceptance Corp.
5.62%                                            02/25/35                          588                           588 (h,i)
Residential Accredit Loans, Inc.
6.00%                                            01/25/36                          249                           236 (h)
Residential Asset Securitization Trust
6.00%                                            01/25/46                           15                            13
Residential Asset Securitization Trust (Class A)
5.50%                                            05/25/35                          167                           167 (h,i)
Structured Asset Securities Corp. (Class X)
2.06%                                            02/25/28                           99                             5 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                            03/15/45                           79                            78 (h)
5.68%                                            05/15/43                          300                           299
Wells Fargo Mortgage Backed Securities Trust
5.00%                                            11/25/20                          122                           118 (h)
5.50%                                            01/25/36 - 03/25/36               200                           183 (h)
                                                                                                               5,940
SOVEREIGN BONDS - 0.2%
Government of Argentina
4.89%                                            08/03/12                           70                            58 (i)
8.28%                                            12/31/33                           78                            69
Government of Bahamas
6.63%                                            05/15/33                           50                            53 (b,h)
Government of Brazil
12.50%                                           01/05/16                          250                           113
Government of Peru
8.38%                                            05/03/16                           70                            76
Government of Turkey
7.25%                                            03/15/15                           45                            42
                                                                                                                 411

TOTAL BONDS AND NOTES                                                                                         62,460
 (COST $64,736)

                                                                                NUMBER OF
                                                                                  SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                               29,010                           936 (m)
Industrial Select Sector SPDR Fund                                             115,931                         3,918 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                    4,854
(COST $3,873)

                                                                           NUMBER OF CONTRACTS                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS                                                                          25                           -
Euro Dollar Futures**
(COST $1)

TOTAL INVESTMENTS IN SECURITIES                                                                              260,897
(COST $237,281)

                                                                                NUMBER OF                    VALUE
                                                                                  SHARES
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.4%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
6.93%                                                                        5,531,644                         5,531 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 5.3%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                       13,897,647                        13,898 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  19,429
(COST $19,429)

TOTAL INVESTMENTS                                                                                            280,326
(COST $256,710)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.6)%                                                          (17,298)

                                                                                                   ------------------
NET ASSETS - 100.0%                                                                                        $ 263,028
                                                                                                   ==================

---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following written option contracts open at June 30, 2006 (unaudited):

                                                     EXPIRATION DATE/
                  CALL OPTIONS                         STRIKE PRICE         NUMBER OF CONTRACTS           VALUE
---------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures **                               July 06 /95.00                   25                     $ -
 (Written Option Premium $0)

The Elfun Diversified Fund had the following long futures contracts open at June
30, 2006(unaudited):

                                                                                           CURRENT              UNREALIZED
                                                                           NUMBER OF       NOTIONAL            APPRECIATION/
DESCRIPTION                                          EXPIRATION DATE       CONTRACTS        VALUE              DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                   September 2006           10            $2,361                 1
U.S. Treasury Notes 5 Yr. Futures                     September 2006           25             2,585               (14)
U.S. Treasury Notes 10 Yr. Futures                    September 2006           5                524                (4)

The Elfun Diversified Fund had the following short futures contracts open at June 30, 2006(unaudited):

                                                                                          CURRENT              UNREALIZED
                                                                          NUMBER OF       NOTIONAL            APPRECIATION/
DESCRIPTION                                         EXPIRATION DATE       CONTRACTS        VALUE              DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                September 2006           2            (640)                  (11)
                                                                                                               ------
                                                                                                               $ (28)
                                                                                                               ======


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $3,847or 1.46% of net assets for the Elfin Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+    Percentages are based on net assets as of June 30, 2006.

*    Less than 0.1%

**   Amount is less than $500


            Abbreviations:

ADR         American Depositary Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 28, 2006